Operating Lease (Tables)	6 Months Ended
Jun. 30, 2026
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2026	December 31, 2025
Right of use assets	$33,966,220	$34,354,338

Operating lease liabilities, current	3,534,017	2,867,727
Operating lease liabilities, noncurrent	34,028,802	34,474,040
Total operating lease liabilities	$37,562,819	$37,341,767

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2026	2025
Operating cash flows used in operating leases	$2,742,597	$1,098,165
Weighted average remaining lease term (years)	9.0	10.0
Weighted average discount rate	7.7%	13.9%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026:

June 30, 2026
For the six months ending December 31, 2026	$2,764,829
For the year ending December 31, 2027	5,503,892
For the year ending December 31, 2028	5,655,927
For the year ending December 31, 2029	5,897,691
For the year ending December 31, 2030	6,021,845
Thereafter	23,000,355
Total lease payments	48,844,539
Less: Imputed interest	11,281,720
Present value of operating lease liabilities	$37,562,819